Pensions - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in net assets available for benefits [abstract]
Expenses incurred in connection with employee retirement benefit plans	¥ 16,010	¥ 16,184	¥ 16,357